Share-based payments - Additional Information (Detail) $ / shares in Units, € in Millions, $ in Billions			6 Months Ended
	Feb. 07, 2024 $ / shares	Jul. 01, 2020 EUR (€) $ / shares	Jun. 30, 2024 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement fair value per share			$ 9.34
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of share options granted	$ 11.15
Performance Based Options [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $			$ 1.5
Performance Based Options [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $			2.0
Performance Based Options [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $			$ 3.0
Performance Based Options [Member] | Granted On September 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement fair value per share	$ 6.37
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement exercise price per share granted			$ 10
Share based compensation by share based payment arrangement term of stock options			10
Date of vesting of stock options			Jul. 31, 2021
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member] | Share Reinvestment [Member] | Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement term of stock options			10
Date of vesting of stock options			Jul. 31, 2021
Modification Of Two Thousand And Sixteen Plan [Member] | Share Reinvestment [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares			733,598
Fair value of stock appreciation rights | €		€ 8.5
Weighted average share price of share options granted		€ 15.15
Modification Of Two Thousand And Sixteen Plan [Member] | Share Reinvestment [Member] | Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement exercise price per share granted			$ 10